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C000065485
Account Value [Line Items]
Line Graph and Table Measure Name													EBND
Accumulated Value	$ 10,000	$ 9,976	$ 10,082	$ 10,912	$ 11,150	$ 10,616	$ 11,174	$ 11,279	$ 11,297	$ 11,441	$ 11,296	$ 10,580		$ 10,709	$ 10,994	$ 11,191	$ 11,368	$ 11,430	$ 11,639	$ 11,675	$ 11,948	$ 12,081	$ 12,047	$ 11,798	$ 12,010	$ 12,166	$ 12,562	$ 12,379	$ 12,494	$ 12,178	$ 11,653	$ 11,322	$ 11,486	$ 10,933	$ 11,125	$ 11,043	$ 11,245	$ 11,365	$ 11,874	$ 11,789	$ 11,650	$ 11,592	$ 11,584	$ 12,193	$ 12,335	$ 12,014	$ 12,088	$ 12,356	$ 12,165	$ 12,551	$ 12,436	$ 12,159	$ 11,155	$ 11,565	$ 11,942	$ 12,045	$ 12,361	$ 12,325	$ 12,153	$ 12,217	$ 12,746	$ 13,127	$ 12,964	$ 12,642	$ 12,250	$ 12,508	$ 12,700	$ 12,567	$ 12,519	$ 12,582	$ 12,141	$ 12,006	$ 11,757	$ 11,848	$ 11,791	$ 11,492	$ 11,127	$ 10,501	$ 10,606	$ 10,082	$ 10,170	$ 10,133	$ 9,552	$ 9,505	$ 10,204	$ 10,440	$ 10,947	$ 10,515	$ 10,919	$ 10,905	$ 10,838	$ 10,975	$ 11,216	$ 10,911	$ 10,527	$ 10,394	$ 11,034	$ 11,462	$ 11,233	$ 11,174	$ 11,131	$ 10,879	$ 11,038	$ 10,986	$ 11,238	$ 11,606	$ 11,937	$ 11,384	$ 11,393	$ 11,171	$ 11,413	$ 11,496	$ 11,541	$ 11,918	$ 12,080	$ 12,415	$ 12,273	$ 12,507	$ 12,599	$ 12,630	$ 12,684	$ 12,860
C000088912
Account Value [Line Items]
Line Graph and Table Measure Name													IBND
Accumulated Value	10,000	9,998	10,041	10,658	10,743	10,508	10,541	10,803	10,811	10,840	10,379	9,985		9,999	10,151	10,125	10,146	10,382	10,719	10,780	11,199	11,321	11,248	11,182	11,415	11,475	11,868	11,594	11,698	11,488	11,081	11,072	11,099	11,041	10,982	10,704	10,606	10,742	10,935	10,928	10,931	10,963	10,860	11,248	11,143	11,100	10,930	11,194	11,036	11,231	11,241	11,049	10,252	10,751	10,900	11,115	11,891	12,009	11,783	11,789	12,234	12,544	12,414	12,278	11,918	12,183	12,324	12,051	12,200	12,075	11,748	11,686	11,392	11,489	11,152	10,911	10,682	9,834	9,867	9,317	9,510	8,898	8,326	8,480	9,054	9,207	9,558	9,172	9,515	9,715	9,388	9,545	9,757	9,607	9,282	9,297	9,831	10,231	10,062	9,925	10,027	9,824	10,000	9,945	10,215	10,478	10,694	10,322	10,226	9,972	10,059	10,119	10,389	11,017	11,068	11,461	11,206	11,440	11,523	11,403	11,437	11,545
C000051964
Account Value [Line Items]
Line Graph and Table Measure Name													BWX
Accumulated Value	10,000	10,063	10,376	10,849	10,997	10,708	11,129	11,219	11,132	11,235	10,754	10,187		10,103	10,273	10,324	10,357	10,484	10,724	10,727	11,003	11,118	10,969	10,867	11,098	11,128	11,452	11,331	11,512	11,243	11,028	10,943	10,922	10,872	10,777	10,598	10,660	10,876	11,093	10,976	11,063	10,983	11,097	11,466	11,404	11,578	11,431	11,532	11,364	11,489	11,560	11,526	11,109	11,342	11,441	11,563	12,055	12,065	11,998	12,047	12,343	12,607	12,440	12,129	11,821	11,997	12,091	11,894	12,053	11,988	11,649	11,585	11,493	11,471	11,219	11,079	10,666	9,904	9,910	9,432	9,642	9,164	8,581	8,571	9,122	9,216	9,562	9,130	9,513	9,520	9,283	9,329	9,436	9,219	8,866	8,745	9,281	9,743	9,469	9,337	9,352	9,048	9,127	9,061	9,381	9,710	9,925	9,432	9,446	9,125	9,190	9,291	9,370	9,889	9,862	10,077	9,788	9,964	9,989	9,857	9,808	9,842
C000069669
Account Value [Line Items]
Line Graph and Table Measure Name													BWZ
Accumulated Value	10,000	9,912	10,119	10,540	10,718	10,350	10,577	10,622	10,565	10,674	10,381	9,955		9,861	10,136	10,111	10,170	10,245	10,457	10,510	10,788	10,827	10,734	10,603	10,798	10,843	11,212	11,078	11,149	10,930	10,703	10,605	10,621	10,571	10,528	10,346	10,372	10,500	10,639	10,524	10,466	10,419	10,414	10,631	10,475	10,429	10,357	10,527	10,405	10,593	10,490	10,382	10,181	10,276	10,354	10,451	10,834	10,932	10,793	10,812	11,070	11,281	11,188	11,124	10,837	11,031	11,112	10,890	10,894	10,862	10,676	10,647	10,450	10,501	10,378	10,353	10,107	9,567	9,660	9,305	9,297	9,041	8,642	8,643	9,064	9,338	9,574	9,233	9,482	9,490	9,273	9,308	9,475	9,294	9,086	9,027	9,381	9,664	9,458	9,353	9,332	9,148	9,263	9,172	9,406	9,693	9,873	9,466	9,404	9,162	9,242	9,331	9,523	9,979	10,001	10,212	9,960	10,167	10,179	10,009	10,016	10,117
C000051965
Account Value [Line Items]
Line Graph and Table Measure Name													WIP
Accumulated Value	10,000	9,967	10,039	10,701	10,847	10,546	10,889	11,024	11,159	11,233	10,898	10,361		10,515	10,739	10,845	10,857	11,081	11,179	11,149	11,424	11,597	11,508	11,331	11,518	11,736	12,135	11,916	12,117	11,763	11,414	11,284	11,367	10,953	11,040	10,965	10,922	11,043	11,480	11,359	11,414	11,373	11,437	11,824	11,877	11,852	11,834	11,943	11,728	12,010	11,998	11,750	10,661	10,965	11,317	11,473	12,135	12,132	11,842	11,859	12,409	12,942	12,782	12,458	12,293	12,482	12,813	12,594	12,873	12,867	12,397	12,511	12,366	12,466	12,322	12,475	12,612	11,800	11,644	10,847	11,147	10,673	9,921	10,016	10,621	10,545	10,997	10,634	11,126	11,043	10,704	10,999	11,245	10,901	10,443	10,192	10,877	11,467	11,099	10,989	11,045	10,706	10,903	10,733	10,951	11,211	11,448	10,868	10,861	10,451	10,616	10,716	10,838	11,258	11,288	11,656	11,364	11,570	11,763	11,805	11,893	12,006
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000	10,087	10,311	10,590	10,731	10,587	10,896	10,978	10,925	10,985	10,680	10,256		10,209	10,324	10,372	10,388	10,506	10,668	10,659	10,838	10,945	10,847	10,806	10,926	10,964	11,094	10,996	11,113	10,935	10,852	10,804	10,786	10,797	10,704	10,584	10,617	10,832	10,997	10,934	11,070	11,038	11,187	11,435	11,403	11,635	11,517	11,594	11,506	11,573	11,721	11,799	11,535	11,761	11,813	11,918	12,298	12,279	12,235	12,247	12,470	12,637	12,526	12,310	12,073	12,226	12,341	12,232	12,395	12,343	12,124	12,094	12,059	12,042	11,795	11,655	11,300	10,681	10,710	10,367	10,587	10,169	9,647	9,580	10,031	10,086	10,417	10,070	10,389	10,435	10,231	10,230	10,301	10,160	9,863	9,745	10,237	10,662	10,515	10,383	10,440	10,176	10,310	10,325	10,610	10,861	11,046	10,675	10,712	10,482	10,542	10,692	10,758	11,074	11,035	11,244	11,077	11,238	11,311	11,282	11,309	11,338
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000	10,087	10,311	10,590	10,731	10,587	10,896	10,978	10,925	10,985	10,680	10,256		10,209	10,324	10,372	10,388	10,506	10,668	10,659	10,838	10,945	10,847	10,806	10,926	10,964	11,094	10,996	11,113	10,935	10,852	10,804	10,786	10,797	10,704	10,584	10,617	10,832	10,997	10,934	11,070	11,038	11,187	11,435	11,403	11,635	11,517	11,594	11,506	11,573	11,721	11,799	11,535	11,761	11,813	11,918	12,298	12,279	12,235	12,247	12,470	12,637	12,526	12,310	12,073	12,226	12,341	12,232	12,395	12,343	12,124	12,094	12,059	12,042	11,795	11,655	11,300	10,681	10,710	10,367	10,587	10,169	9,647	9,580	10,031	10,086	10,417	10,070	10,389	10,435	10,231	10,230	10,301	10,160	9,863	9,745	10,237	10,662	10,515	10,383	10,440	10,176	10,310	10,325	10,610	10,861	11,046	10,675	10,712	10,482	10,542	10,692	10,758	11,074	11,035	11,244	11,077	11,238	11,311	11,282	11,309	11,338
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000	10,087	10,311	10,590	10,731	10,587	10,896	10,978	10,925	10,985	10,680	10,256		10,209	10,324	10,372	10,388	10,506	10,668	10,659	10,838	10,945	10,847	10,806	10,926	10,964	11,094	10,996	11,113	10,935	10,852	10,804	10,786	10,797	10,704	10,584	10,617	10,832	10,997	10,934	11,070	11,038	11,187	11,435	11,403	11,635	11,517	11,594	11,506	11,573	11,721	11,799	11,535	11,761	11,813	11,918	12,298	12,279	12,235	12,247	12,470	12,637	12,526	12,310	12,073	12,226	12,341	12,232	12,395	12,343	12,124	12,094	12,059	12,042	11,795	11,655	11,300	10,681	10,710	10,367	10,587	10,169	9,647	9,580	10,031	10,086	10,417	10,070	10,389	10,435	10,231	10,230	10,301	10,160	9,863	9,745	10,237	10,662	10,515	10,383	10,440	10,176	10,310	10,325	10,610	10,861	11,046	10,675	10,712	10,482	10,542	10,692	10,758	11,074	11,035	11,244	11,077	11,238	11,311	11,282	11,309	11,338
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000	10,087	10,311	10,590	10,731	10,587	10,896	10,978	10,925	10,985	10,680	10,256		10,209	10,324	10,372	10,388	10,506	10,668	10,659	10,838	10,945	10,847	10,806	10,926	10,964	11,094	10,996	11,113	10,935	10,852	10,804	10,786	10,797	10,704	10,584	10,617	10,832	10,997	10,934	11,070	11,038	11,187	11,435	11,403	11,635	11,517	11,594	11,506	11,573	11,721	11,799	11,535	11,761	11,813	11,918	12,298	12,279	12,235	12,247	12,470	12,637	12,526	12,310	12,073	12,226	12,341	12,232	12,395	12,343	12,124	12,094	12,059	12,042	11,795	11,655	11,300	10,681	10,710	10,367	10,587	10,169	9,647	9,580	10,031	10,086	10,417	10,070	10,389	10,435	10,231	10,230	10,301	10,160	9,863	9,745	10,237	10,662	10,515	10,383	10,440	10,176	10,310	10,325	10,610	10,861	11,046	10,675	10,712	10,482	10,542	10,692	10,758	11,074	11,035	11,244	11,077	11,238	11,311	11,282	11,309	11,338
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000	10,087	10,311	10,590	10,731	10,587	10,896	10,978	10,925	10,985	10,680	10,256		10,209	10,324	10,372	10,388	10,506	10,668	10,659	10,838	10,945	10,847	10,806	10,926	10,964	11,094	10,996	11,113	10,935	10,852	10,804	10,786	10,797	10,704	10,584	10,617	10,832	10,997	10,934	11,070	11,038	11,187	11,435	11,403	11,635	11,517	11,594	11,506	11,573	11,721	11,799	11,535	11,761	11,813	11,918	12,298	12,279	12,235	12,247	12,470	12,637	12,526	12,310	12,073	12,226	12,341	12,232	12,395	12,343	12,124	12,094	12,059	12,042	11,795	11,655	11,300	10,681	10,710	10,367	10,587	10,169	9,647	9,580	10,031	10,086	10,417	10,070	10,389	10,435	10,231	10,230	10,301	10,160	9,863	9,745	10,237	10,662	10,515	10,383	10,440	10,176	10,310	10,325	10,610	10,861	11,046	10,675	10,712	10,482	10,542	10,692	10,758	11,074	11,035	11,244	11,077	11,238	11,311	11,282	11,309	11,338
SPDR ETFs Index: Bloomberg EM Local Currency Government Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg EM Local Currency Government Diversified Index
Accumulated Value	10,000	9,984	10,090	10,947	11,180	10,652	11,214	11,336	11,367	11,517	11,381	10,654		10,793	11,084	11,285	11,475	11,550	11,767	11,806	12,087	12,217	12,193	11,949	12,184	12,352	12,760	12,583	12,709	12,398	11,863	11,539	11,713	11,163	11,363	11,281	11,504	11,648	12,178	12,098	11,964	11,909	11,904	12,522	12,680	12,362	12,442	12,719	12,535	12,938	12,824	12,553	11,530	11,941	12,333	12,449	12,790	12,756	12,583	12,652	13,205	13,602	13,447	13,124	12,722	12,986	13,213	13,060	13,032	13,083	12,636	12,495	12,242	12,335	12,282	11,984	11,459	10,823	10,921	10,392	10,479	10,439	9,850	9,800	10,501	10,765	11,287	10,841	11,255	11,258	11,183	11,350	11,594	11,290	10,899	10,747	11,416	11,857	11,631	11,577	11,545	11,284	11,451	11,408	11,667	12,046	12,402	11,832	11,847	11,618	11,868	11,962	12,019	12,417	12,596	12,953	12,813	13,060	13,171	13,206	13,271	13,466
SPDR ETFs Index: Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index (
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index
Accumulated Value	10,000	10,007	10,059	10,677	10,765	10,537	10,574	10,834	10,835	10,873	10,427	10,033		10,052	10,214	10,190	10,216	10,458	10,800	10,865	11,291	11,419	11,351	11,292	11,531	11,600	12,001	11,725	11,836	11,628	11,222	11,213	11,245	11,190	11,134	10,857	10,767	10,912	11,110	11,107	11,112	11,151	11,050	11,449	11,353	11,312	11,146	11,415	11,259	11,461	11,478	11,287	10,492	11,003	11,156	11,379	12,176	12,305	12,080	12,090	12,546	12,871	12,747	12,604	12,242	12,517	12,711	12,392	12,550	12,427	12,095	12,033	11,740	11,845	11,502	11,255	11,022	10,153	10,195	9,625	9,839	9,205	8,631	8,780	9,379	9,524	9,910	9,515	9,881	10,089	9,752	9,918	10,143	9,990	9,653	9,670	10,227	10,644	10,473	10,332	10,442	10,233	10,422	10,358	10,648	10,924	11,152	10,778	10,669	10,409	10,500	10,567	10,839	11,511	11,565	11,981	11,720	11,969	12,061	11,940	11,978	12,097
SPDR ETFs Index: Bloomberg Global Treasury Ex-US Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Treasury Ex-US Capped Index
Accumulated Value	10,000	10,070	10,384	10,863	11,018	10,734	11,160	11,261	11,172	11,281	10,806	10,240		10,158	10,335	10,391	10,430	10,562	10,809	10,816	11,099	11,224	11,079	10,981	11,219	11,257	11,589	11,470	11,658	11,390	11,179	11,097	11,080	11,034	10,940	10,760	10,826	11,051	11,276	11,159	11,249	11,169	11,290	11,668	11,611	11,790	11,646	11,753	11,587	11,719	11,797	11,767	11,349	11,589	11,687	11,815	12,319	12,334	12,268	12,324	12,628	12,906	12,739	12,427	12,114	12,299	12,439	12,201	12,372	12,307	11,968	11,898	11,807	11,787	11,536	11,396	10,971	10,189	10,199	9,712	9,930	9,440	8,849	8,837	9,407	9,495	9,866	9,426	9,829	9,845	9,598	9,647	9,760	9,540	9,179	9,053	9,611	10,089	9,810	9,676	9,691	9,382	9,468	9,403	9,736	10,079	10,309	9,799	9,814	9,486	9,551	9,659	9,744	10,286	10,264	10,488	10,194	10,379	10,409	10,272	10,226	10,265
SPDR ETFs Index: Bloomberg 1-3 Year Global Treasury ex-U.S. Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-3 Year Global Treasury ex-U.S. Capped Index
Accumulated Value	10,000	9,917	10,126	10,556	10,738	10,377	10,608	10,658	10,606	10,721	10,431	10,006		9,916	10,195	10,174	10,237	10,316	10,533	10,590	10,872	10,919	10,829	10,700	10,902	10,952	11,327	11,195	11,269	11,052	10,829	10,730	10,749	10,703	10,661	10,479	10,510	10,644	10,790	10,676	10,619	10,573	10,573	10,800	10,646	10,602	10,533	10,710	10,588	10,783	10,683	10,580	10,381	10,484	10,568	10,667	11,063	11,167	11,028	11,052	11,319	11,539	11,448	11,385	11,093	11,297	11,421	11,159	11,168	11,140	10,952	10,926	10,729	10,784	10,662	10,645	10,385	9,833	9,929	9,567	9,565	9,304	8,904	8,907	9,345	9,630	9,879	9,529	9,792	9,806	9,585	9,627	9,803	9,620	9,409	9,349	9,719	10,016	9,806	9,699	9,682	9,494	9,616	9,524	9,770	10,076	10,266	9,846	9,784	9,535	9,620	9,716	9,917	10,397	10,424	10,643	10,384	10,602	10,618	10,444	10,455	10,563
SPDR ETFs Index: FTSE International Inflation-Linked Securities Select Index
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE International Inflation-Linked Securities Select Index
Accumulated Value	$ 10,000	$ 9,973	$ 10,065	$ 10,706	$ 10,859	$ 10,563	$ 10,912	$ 11,054	$ 11,189	$ 11,266	$ 10,945	$ 10,419		$ 10,576	$ 10,804	$ 10,911	$ 10,928	$ 11,158	$ 11,262	$ 11,237	$ 11,515	$ 11,698	$ 11,614	$ 11,441	$ 11,635	$ 11,865	$ 12,268	$ 12,046	$ 12,255	$ 11,900	$ 11,549	$ 11,425	$ 11,511	$ 11,101	$ 11,189	$ 11,114	$ 11,078	$ 11,205	$ 11,649	$ 11,536	$ 11,594	$ 11,564	$ 11,634	$ 12,035	$ 12,094	$ 12,074	$ 12,058	$ 12,176	$ 11,941	$ 12,234	$ 12,253	$ 12,004	$ 10,902	$ 11,219	$ 11,587	$ 11,750	$ 12,433	$ 12,443	$ 12,153	$ 12,181	$ 12,750	$ 13,299	$ 13,130	$ 12,794	$ 12,631	$ 12,835	$ 13,230	$ 12,965	$ 13,256	$ 13,258	$ 12,786	$ 12,915	$ 12,770	$ 12,887	$ 12,738	$ 12,874	$ 13,021	$ 12,194	$ 12,033	$ 11,219	$ 11,526	$ 11,044	$ 10,241	$ 10,412	$ 11,050	$ 10,982	$ 11,452	$ 11,087	$ 11,601	$ 11,523	$ 11,170	$ 11,495	$ 11,752	$ 11,409	$ 10,928	$ 10,686	$ 11,400	$ 12,026	$ 11,644	$ 11,533	$ 11,604	$ 11,247	$ 11,456	$ 11,288	$ 11,527	$ 11,808	$ 12,063	$ 11,455	$ 11,452	$ 11,025	$ 11,203	$ 11,320	$ 11,453	$ 11,895	$ 11,931	$ 12,326	$ 12,023	$ 12,251	$ 12,455	$ 12,506	$ 12,604	$ 12,730